Share-based Compensation - Schedule of Stock Option Shares Activities (Detail) - Employee Stock Option [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Beginning Balance	95,653,205	131,641,800	112,570,000
Options, Granted	19,275,000	12,039,050	26,610,000
Options, Canceled/Forfeited	(6,490,415)	(3,722,285)	(7,538,200)
Options,Expired		(300,000)
Options,Exercised	(53,873,360)	(44,005,360)
Options Outstanding, Ending Balance	54,564,430	95,653,205	131,641,800	112,570,000
Options Outstanding, Vested and expected to vest	53,286,128
Outstanding, Weighted Average Exercise Price, Beginning balance	$ 0.2214	$ 0.1108	$ 0.0650
Options Outstanding, Exercisable	14,156,930
Granted, Weighted Average Exercise Price	$ 0.6540	0.8942	0.3020
Canceled/Forfeited, Weighted Average Exercise Price	0.5964	0.1930	0.0967
Expired, Weighted Average Exercise Price		0.0040
Exercised, Weighted Average Exercise Price	0.0977	0.0543
Outstanding, Weighted Average Exercise Price, Ending balance	0.4519	$ 0.2214	$ 0.1108	$ 0.0650
Vested and expected to vest, Weighted Average Exercise Price	0.4523
Exercisable, Weighted Average Exercise Price	$ 0.3075
Outstanding, Weighted Average Remaining Contractual Life	2 years 6 months 3 days	2 years 2 months 1 day	2 years 8 months 8 days	3 years 4 months 13 days
Vested and expected to vest, Weighted Average Remaining Contractual Life	2 years 6 months 3 days
Exercisable, Weighted Average Remaining Contractual Life	1 year 6 months 14 days
Outstanding, Aggregate Intrinsic Value	$ 4,264	$ 47,689	$ 172,618	$ 22,688
Vested and expected to vest, Aggregate Intrinsic Value	4,143
Exercisable, Aggregate Intrinsic Value	$ 3,221